SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Mar. 31, 2026
Accounting Policies [Abstract]
SCHEDULE OF DISAGGREGATION OF REVENUE

The Company has disaggregated its revenue from contracts with customers into categories based on the business operation of the revenue under ASC 606, as follows:

		For the Years Ended March 31,
Types of revenue	Point of recognition	2026	2025	2024
Advisory services income- point in time	Point in time	25,628	-	-
Advisory services income- over time	Over time	3,844	-	-
Total advisory services income		$29,472	$-	$-

SCHEDULE OF CURRENCY EXCHANGE RATES

Translations of amounts in the consolidated balance sheets, consolidated statements of operations and comprehensive loss, and consolidated statements of cash flows from HK$ into US$ as of and for the years presented are adopted the following exchange rates in preparing the consolidated financial statements:

	For the Years Ended March 31,
	2026	2025	2024
Year-end spot rate	7.8400	7.7799	7.8259

	For the Years Ended March 31,
	2026	2025	2024
Average rate	7.8041	7.7930	7.8246